Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€)		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current
Loans and borrowings		€ 23,274,447	€ 17,577,451	€ 9,744,462
Derivative warrant liabilities
Convertible bonds	[1]			26,145,982
Lease liabilities		25,039,157	18,172,444	3,433,236	[1]
Put option liability		0	3,776,438	6,338,520
Total		48,313,604	39,526,333	45,662,200
Current
Loans and borrowings		52,523,968	33,768,839	12,627,970
Derivative warrant liabilities		26,572,274	83,251,712
Convertible bonds
Lease liabilities		2,200,439	1,537,312	684,105	[1]
Put option liability		1,799,435	0
Total		€ 83,096,116	€ 118,557,863	€ 13,312,075

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.